Schedule of reverse recapitalization (Details) - shares	Jul. 01, 2024	Jun. 08, 2023	Nov. 18, 2022	Nov. 17, 2022	Jul. 25, 2022
Equity [Abstract]
8i ordinary shares outstanding prior to Reverse Recapitalization				11,073,500
Less: redemption of 8i ordinary shares			(6,033,455)	(6,033,455)
Conversion of 8i rights				891,725
Shares issued to service providers				260,000
Total shares issued upon the Reverse Recapitalization	1,428,572	1,600,000		6,191,770	4,626,667